UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING
SEC FILE NUMBER 1-7884
CUSIP NUMBER 590660106

(Check one):	☐ Form 10-K	☐ Form 20-F	☐ Form 11-K	☒ Form 10-Q	☐ Form 10-D
	☐ Form N-SAR	☐ Form N-CSR

	For Period Ended:	June 30, 2009
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instructions (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: Not Applicable

PART I — REGISTRANT INFORMATION

Mesa Royalty Trust
Full Name of Registrant

N/A
Former Name if Applicable

The Bank of New York Mellon Trust Company, N.A., Trustee
Address of Principal Executive Office (Street and Number)

919 Congress Avenue, Austin, Texas 78701
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☒	(b)

The subject annual report, semi-annual report, transition report of Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR or the transition report or portion thereof, could not be filed within the prescribed time period.

The Bank of New York Mellon Trust Company, as trustee of Mesa Royalty Trust (the “Trust”), is unable to file its quarterly report on Form 10-Q for the period ended June 30, 2009 (the “Form 10-Q”) within the prescribed time period.  As previously reported, there was a delay in the completion of reserve information for the year ended December 31, 2007 by the Trust’s independent reserve engineer for certain non-operated properties in which the Trust has an ownership interest. Accordingly, the trustee was not been able to timely complete all required reserve information required in Part I of the annual report on Form 10-K for the year ended December 31, 2007 (the “2007 Form 10-K”) and for the footnotes to the financial statements for the year ended December 31, 2007 and for subsequent periods. The trustee filed the 2007 Form 10-K on April 6, 2009, the quarterly reports for the periods ended March 31, 2008 and June 30, 2008 on July 28, 2009, and intends to file the quarterly report for the period ended September 30, 2008, the annual report on Form 10-K for the year ended December 31, 2008, the quarterly report for the period ended March 31, 2009 and the Form 10-Q for as soon as practicable.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification.
	Mike Ulrich	800	852-1422
	(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).  Quarterly Reports on Form 10-Q for the period ended September 30, 2008, the Annual Report on Form 10-K for the period ended December 31, 2008 and the Quarterly Report on Form 10-Q for the period ended March 31, 2009.

			☐ Yes : ☒ No

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

			☐ Yes : ☒ No

	If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Mesa Royalty Trust

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	August 21, 2009	Mesa Royalty Trust
By: The Bank of New York Mellon Trust Company, N.A., Trustee
for Mesa Royalty Trust

/S/ MIKE ULRICH
Name: Mike Ulrich
Title:Vice President

ATTENTION
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).